Lease Liabilities (Details) - Schedule of Lease Liabilities - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Lease Liabilities [Abstract]
As at January 1	$ 90,873,411	$ 89,781,180
Interest on lease liabilities	9,996,046	10,398,008
Land rentals	(8,878,143)	(9,305,777)
As at December 31	91,991,314	90,873,411
Current portion of lease liabilities	9,003,395	6,316,342
Non-current portion of lease liabilities	$ 82,987,919	$ 84,557,069